Asset retirement obligations	12 Months Ended
Dec. 31, 2024
Asset retirement obligations
Asset retirement obligations

9. Asset retirement obligations

The following table reconciles the change in Vermilion’s asset retirement obligations:

	2024	2023
Balance at January 1	1,159,063	1,087,757
Additional obligations recognized	5,431	60,012
Dispositions	—	(151,566)
Changes in estimated abandonment timing and costs	(32,606)	1,159
Obligations settled	(55,334)	(56,966)
Accretion	74,541	78,187
Changes in rates	55,081	133,575
Foreign exchange	18,542	6,905
Balance at December 31	1,224,718	1,159,063

Vermilion calculated the present value of the obligations using a credit-adjusted risk-free rate, calculated using a credit spread of 2.6% as at December 31, 2024 (December 31, 2023 – 3.6%) added to risk-free rates based on long-term, risk-free government bonds. Vermilion’s credit spread is determined using the Company’s expected cost of borrowing at the end of the reporting period.

The country-specific risk-free rates used as inputs to discount the obligations were as follows:

	Dec 31, 2024	Dec 31, 2023
Canada	3.2%	3.0%
United States	4.8%	4.2%
France	3.7%	3.0%
Netherlands	2.7%	2.1%
Germany	2.6%	2.3%
Ireland	2.8%	2.7%
Australia	4.6%	4.0%
Central and Eastern Europe	4.7%	4.4%

Vermilion has estimated the asset retirement obligations based on current cost estimates of $2.3 billion (2023 - $2.2 billion). Current cost estimates are inflated to the estimated time of abandonment using inflation rates of between 1.5% and 3.6% (2023 - between 1.3% and 5.5%), resulting in inflated cost estimates of $3.5 billion (2023 - $3.4 billion). These payments are expected to be made over the next 55 years, with the majority of the costs incurred in the first 35 years.

A 0.5% increase/decrease in the discount rate applied to asset retirement obligations would decrease/increase asset retirement obligations by approximately $85.1 million. A one-year increase/decrease in the expected timing of abandonment spend would decrease/increase asset retirement obligations by approximately $45.4 million.